CONSOLIDATED STATEMENTS OF INCOME UNAUDITED (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Fiscal Year End Date	--12-31
Net sales	$ 6,013,398	$ 5,878,464	$ 5,896,606
Cost of sales	4,592,536	4,483,042	4,603,620
Gross profit	1,420,862	1,395,422	1,292,986
Selling, General and Administrative Expense	756,180	772,004	722,167
Provision for Doubtful Accounts	99,561	97,995	97,034
Settlement, litigation and other related charges	167,465	49,375	55,031
Other miscellaneous charges	99,802	65,713	16,093
Operating income	297,854	410,335	402,661
Interest expense net of investment income	(123,870)	(135,103)	(160,103)
Income from continuing operations before income taxes	173,984	275,232	242,558
Income tax expense	89,092	103,289	99,779
Income from continuing operations	84,892	171,943	142,779
Loss from discontinued operations	(128,324)	22,931	(55,855)
Net income (loss)	(43,432)	194,874	86,924
Earnings (loss) per common share - Basic:
Basic earnings per share, continuing operations (per share)	$ 0.83	$ 1.57	$ 1.26
Discontinued operations	$ (1.26)	$ 0.21	$ (0.49)
Net income	$ (0.43)	$ 1.78	$ 0.77
Earnings (loss) per common share - Diluted:
Diluted earnings per share, continuing operations plus assumed conversions (per share)	$ 0.78	$ 1.52	$ 1.25
Diluted earnings per share, discontinued operations (per share)	$ (1.17)	$ 0.20	$ (0.49)
Net income	$ (0.39)	$ 1.73	$ 0.76
Weighted average number of common shares outstanding:
Common shares (in shares)	102,080	109,531	113,000
Diluted shares (in shares)	109,449	112,988	114,781
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Cumulative translation adjustment	0	1,384	(4,691)
Unrealized appreciation in fair value of investments	(274)	(151)	(1,274)
Amortization of pension benefit gain and actuarial loss	553	(1,363)	(7)
Total other comprehensive income (loss), net of tax	279	(130)	(5,972)
Comprehensive income (loss)	$ (43,153)	$ 194,744	$ 80,952